Document And Entity Information	Dec. 19, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Introductory Note.On December 19, 2024, Frontdoor, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. The Original Report disclosed that on December 19, 2024, pursuant to the previously announced Share Purchase Agreement, dated as of June 3, 2024, by and between the Company, 2-10 HBW Acquisition, L.P., a Delaware limited partnership (“Seller”) and 2-10 Holdco, Inc., a Delaware corporation, and its subsidiaries (“2-10 HBW”), the Company purchased from Seller all of the issued and outstanding common stock of 2-10 HBW for aggregate cash consideration of $585 million (the "2-10 HBW Acquisition"), subject to certain customary adjustments based on, among other things, the amount of cash, debt, transaction expenses, working capital and regulatory capital in the business of 2-10 HBW as of the closing of the transaction.This Current Report on Form 8-K/A amends the Original Report to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Dec. 19, 2024
Entity Registrant Name	Frontdoor, Inc.
Entity Central Index Key	0001727263
Entity Emerging Growth Company	false
Entity File Number	001-38617
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3871179
Entity Address, Address Line One	3400 Players Club Parkway,
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38125
City Area Code	901
Local Phone Number	701-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FTDR
Security Exchange Name	NASDAQ